PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
PROPERTY AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

The following table represents the Company’s property and equipment as of March 31, 2022, and September 30, 2021:

	March 31, 2022	September 30, 2021
Property and equipment	$230,900	$230,900
Accumulated depreciation	(84,102)	(60,295)
Property and equipment, Net	$146,798	$170,605

Depreciation expense was $23,807 and $17,910 for the six months ended March 31, 2022, respectively.

NOTE 4 - PROPERTY AND EQUIPMENT

The following table represents the Company’s property and equipment as of September 30, 2021, and 2020:

	September 30, 2021	September 30, 2020
Property and equipment	$230,900	$162,487
Accumulated depreciation	(60,295)	(19,429)
Property and equipment, Net	$170,605	$143,058

Depreciation expense was $40,866 and $6,472 for the years ended September 30, 2021, and 2020, respectively.